Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,487,306	$ 10,232,815
Less: accumulated depreciation	(6,903,753)	(6,664,765)
Property, plant and equipment, net	$ 3,583,553	3,568,050
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Subtotal	$ 7,583,912	7,594,735
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 2,262,271	2,007,399
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 83,113	67,374
Automobiles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Automobiles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 522,552	527,336
Office and electric equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office and electric equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Construction-in-progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 35,458	$ 35,971